Revenues and geographic information - Top 20 (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	44,513	40,244	34,935
Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	10,019	10,073	10,505
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	8,959	8,576	6,390
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,748	7,822	6,035
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,198	754	355
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,748	7,822	6,035
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,198	754
Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	10,293	9,293	7,798
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,668	6,141	4,980
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,883	1,509	1,355
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,723	1,643	1,463
Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,668	6,141	4,980
Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,883	1,509	1,355
Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,723	1,643	1,463
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	5,993	4,750	3,651
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,426	3,224	2,171
Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,232	1,214	1,214
Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,426	3,224	2,171
Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,232	1,214	1,214
Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	16,830	14,297	12,343
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,783	3,033	2,080
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,215	2,058	1,922
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,110	1,936	1,720
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,994	1,392	980
Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,636	2,216	2,269
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,285	689	413
Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,104	1,671	1,848
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	816	724	605
Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	505	129	1
Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,783	3,033	2,080
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,215	2,058	1,922
Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,110	1,936	1,720
Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,994	1,392	980
Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,636	2,216	2,269
Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,285	689
Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,104	1,671	1,848
Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	816	724	605
Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	505
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,213	1,279	1,314
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	727	703	713
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	1,044	1,475
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	604	590	613
Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	487	602	692
Established Brands [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	381	443	508
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,213	1,279	1,314
Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	727	703	713
Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	1,044	1,475
Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	604	590	613
Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		602	692
Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			925
Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			561
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	12,457	13,401	15,258
US
Disclosure of operating segments [line items]
Net sales from continuing operations	23,331	21,146	17,959
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	21,154	18,885	14,952
US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,177	2,261	3,007
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,285	4,052	3,067
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	575	385
US | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,839	3,530	2,636
US | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,041	798	686
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,943	2,183	1,528
US | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	413	435	372
US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,975	1,678	1,032
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	867	848	791
US | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,596	1,157	921
US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	636	1,181	1,205
US | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	824	436
US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	486	848	884
US | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	588	513	427
US | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	317
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	729	805	829
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	5	8	13
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	35	28	52
US | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			359
US | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			150
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	31,201	29,171	27,481
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	23,359	21,359	19,983
Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,842	7,812	7,498
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,463	3,770	2,968
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	623	369
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,829	2,611	2,344
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	842	711	669
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,723	1,643	1,463
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,483	1,041	643
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	819	779	842
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,808	1,355	1,048
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,348	1,210	1,131
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,110	1,936	1,720
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	398	235	59
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,000	1,035	1,064
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	461	253
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	618	823	964
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	228	211	178
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	188
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	484	474	485
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	722	695	700
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	1,044	1,475
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 569	562	561
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 602	692
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			566
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			$ 411